RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details) € in Millions, $ in Millions	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)
Other assets	€ 3,017	$ 3,452	€ 3,188	[1],[2]
Accounts payable, accrued expenses and other liabilities	€ 2,573	$ 2,944	2,974	[2],[3]
As previously reported
Other assets			3,769
TOTAL ASSETS			108,413
Accounts payable, accrued expenses and other liabilities			4,498
Total liabilities			105,976
Total equity and liabilities			108,413
Reclassifications To HFS
Other assets			(329)
Accounts payable, accrued expenses and other liabilities			(1,272)
Restatements
Other assets			(252)
TOTAL ASSETS			(252)
Accounts payable, accrued expenses and other liabilities			(252)
Total liabilities			(252)
Total equity and liabilities			(252)
Total
Other assets			3,188
TOTAL ASSETS			108,161
Accounts payable, accrued expenses and other liabilities			2,974
Total liabilities			105,724
Total equity and liabilities			€ 108,161

[1]	(2) Information relating to restatement is disclosed in Note 44
[2]	Restated
[3]	(2) Information relating to restatement is disclosed in Note 44.